Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash on hand		$ 455	$ 610
Cash in banks		234,043	143,421
Short-term investments	[1]	260,101	63,079
Total cash and cash equivalents		$ 494,599	$ 207,110	$ 98,379	$ 94,733
Maximum period for fix-term deposits (promissory notes) and repurchase/resell transactions		3 days

[1]	Includes fix-term deposits (promissory notes) and purchase/resell transactions with terms up to 3 days.